RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
SCHEDULE OF BONUS AND MILESTONES

The Company will pay the CEO a bonus in restricted stock or restricted stock units based on the following EBITDA milestones. For the year ending December 31, 2025, no EBITDA milestones were met and no amounts have been recorded for the bonus milestones.

Bonus (Canadian Dollars)	EBITDA Milestones (Canadian Dollars)
$100,000	1st $1,000,000
$100,000	2nd $1,000,000
$100,000	3rd $1,000,000
$100,000	4th $1,000,000
$100,000	5th $1,000,000

The Company will pay the CEO a bonus in restricted stock or restricted stock units based on the following Market Capitalization by maintaining the below market cap for a period of 22 consecutive trading days:

Bonus (Shares)	Market Capitalization Milestone (Canadian Dollars)
5,000,000	$20,000,000
5,000,000	$40,000,000
5,000,000	$60,000,000
5,000,000	$80,000,000
5,000,000	$100,000,000